NOTES PAYABLE (Details Narrative) - USD ($)			2 Months Ended	12 Months Ended
	Apr. 01, 2023	Mar. 23, 2023	Mar. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 18, 2022
Debt Disclosure [Abstract]
Debt instrument face amount						$ 78,260
Debt instrument periodic payment	$ 31,630		$ 5,000
Repayments of notes payable		$ 63,260		$ 78,260
Notes payable